Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	24,539.77
Total Transaction Valuation	282,066,373.55
Total Offset Amount	24,539.77
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A